Leases - Schedule of maturity Analysis of leases receivable (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	₩ 19,055	₩ 23,693
Unearned finance income relating to finance lease payments receivable	(846)	(1,431)
Net investment in finance lease	18,209	22,262
6 months or less [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	3,688	3,306
6-12 months [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	3,688	3,306
1-2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	7,376	6,612
2-5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	₩ 4,303	₩ 10,469